Notes Payable - Equipment	12 Months Ended
Dec. 31, 2020
Notes Payable - Equipment [Abstract]
NOTES PAYABLE - EQUIPMENT

NOTE 11 – NOTES PAYABLE – EQUIPMENT

The following is a summary of the equipment notes payable:

	December 31, 2020	December 31, 2019

Note payable to Wheeler Machinery, collateralized by a 374 DL Excavator, due in 12 monthly installments of $19,575, beginning June 2020, including interest at 8%, with a balloon payment due in June 2021 of $150,164.(1)	$304,845	$-

Note payable to ICM Solutions, LLC, collateralized by 3 grasshopper leg conveyor systems, due in 12 monthly installments of $4,365, beginning April 2020, including interest at 9%, with a balloon payment of $41,696 due in April 2021.(1)	69,230	-

Note payable to Epiroc, collateralized by a used Epiroc drill, due in 6 monthly installments of $22,235, beginning October 2019, the balloon amount of $488,317 was refinanced in April 2020, with a new loan in that amount, due in 36 monthly payments of $14,679 including interest at 5.2%.	386,268	563,368

Note payable to Wheeler Machinery, collateralized by a used CAT 740 Haul truck, originally due in 11 monthly installments of $14,475, beginning May 2019, including interest at 9%, with a balloon payment due in April 2020 of $168,873.(1) (2) (3)	86,807	206,682

Note payable to Wheeler Machinery, collateralized by a used D8T dozer, originally due in 11 monthly installments of $19,125, beginning August 2019, including interest at 10%, with a balloon payment due in July 2020 of $350,281.(1) (2) (4)	349,761	441,989

Note payable to Komatsu Equipment, collateralized by a used PC490 Excavator, due in 11 monthly payments of $10,320, beginning July 2019, including interest at 9%, the balloon amount of $71,372 was refinanced in May 2020 with 1 payment of $28,823 and 12 monthly payments of $1,903 including interest at 4.6%.	11,275	90,200

	1,208,186	1,302,239
Current portion	(981,759)	(1,302,239)
Long term portion	$226,427	$-

Principal payments due are as follows for the twelve months ended:
December 31, 2021	$981,759
December 31, 2022	168,345
December 31, 2023	58,082
	$1,208,186

Arrangements have been made with Wheeler CAT and ICM Solutions, LLC to accelerate the payment schedule for the first few months of 2021, with no additional penalties other than interest, thereby allowing for the account to become current by May 2021.

(1)	The Company was between 1 and 3 payments delinquent in its obligation on this note at December 31, 2020.

(2)	Due to the difficulty in obtaining long-term equipment financing, Wheeler CAT has extended the terms of this 12-month amortization, allowing for continued monthly payments of the same amount until other financing becomes available or until the balance has been paid in full, whichever comes first.

(3)	In February 2021, Wheeler CAT requested the return of this equipment because the Company was 5 payments delinquent in its obligation on this note payable. This truck was then purchased from Wheeler CAT by a related party who in February began renting the truck to the Company on a month-to-month rental. This arrangement relieved the Company of any other financial obligation on this note.

(4)	The balance due at December 31, 2020 includes an increase for a major repair invoice along with additional interest charges, which increased the note balance by $34,970.